EMPLOYEE BENEFIT PLANS - Assumptions Used in Calculations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Assumptions used to determine benefit obligations at December 31:
Discount rate		4.99%	4.96%
Assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	5.00%	4.96%	2.65%
Expected long-term return on plan assets	4.97%	4.97%	4.97%
Postretirement
Assumptions used to determine benefit obligations at December 31:
Discount rate	5.49%	4.81%	5.01%
Assumptions used to determine net periodic benefit cost for years ended December 31:
Discount rate	4.81%	5.01%	2.75%
Expected long-term return on plan assets	0.00%	0.00%	0.00%